Consolidated statement of changes in shareholders' equity - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Additional paid-in capital [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total Nexa Shareholders [Member]	Non-controlling interests [member]	Total
At January 1, 2024 at Dec. 31, 2021	$ 132,438	$ 1,043,755	$ 1,245,418	$ (745,178)	$ (292,052)	$ 1,384,381	$ 258,007	$ 1,642,388
IfrsStatementLineItems [Line Items]
Net (loss) income for the year				49,695		49,695	27,293	76,988
Other comprehensive loss for the year					56,088	56,088	4,776	60,864
Total comprehensive loss for the year				49,695	56,088	105,783	32,069	137,852
Dividends distribution to NEXA's shareholders - USD 0.33 per share – note 30 (g)				(43,874)		(43,874)		(43,874)
Share premium distribution to NEXA's shareholders – USD 0.19 per share – note 30 (g)		(6,126)				(6,126)		(6,126)
Dividends distribution to non-controlling interests – note 30 (g)							(23,075)	(23,075)
Other equity movements							1,008	1,008
Total contributions by and distributions to shareholders		(6,126)		(43,874)		(50,000)	(22,067)	(72,067)
At December 31, 2024 at Dec. 31, 2022	132,438	1,037,629	1,245,418	(739,357)	(235,964)	1,440,164	268,009	1,708,173
IfrsStatementLineItems [Line Items]
Net (loss) income for the year				(291,968)		(291,968)	158	(291,810)
Other comprehensive loss for the year					74,128	74,128	4,897	79,025
Total comprehensive loss for the year				(291,968)	74,128	(217,840)	5,055	(212,785)
Share premium distribution to NEXA's shareholders – USD 0.19 per share – note 30 (g)		(25,000)				(25,000)		(25,000)
Dividends distribution to non-controlling interests – note 30 (g)							(18,351)	(18,351)
Total contributions by and distributions to shareholders		(25,000)				(25,000)	(18,351)	(43,351)
At December 31, 2024 at Dec. 31, 2023	132,438	1,012,629	1,245,418	(1,031,325)	(161,836)	1,197,324	254,713	1,452,037
IfrsStatementLineItems [Line Items]
Net (loss) income for the year				(205,030)		(205,030)	17,623	(187,407)
Other comprehensive loss for the year					(173,729)	(173,729)	(12,901)	(186,630)
Total comprehensive loss for the year				(205,030)	(173,729)	(378,759)	4,722	(374,037)
Dividends distribution to non-controlling interests – note 30 (g)							(17,351)	(17,351)
Acquisition of non-controlling interests 30 (h)				(4,635)		(4,635)	3,769	(866)
Purchase of shares in subsidiary from non-controlling shareholders							510	510
Total distributions to shareholders				(4,635)		(4,635)	(13,072)	(17,707)
At December 31, 2024 at Dec. 31, 2024	$ 132,438	$ 1,012,629	$ 1,245,418	$ (1,240,990)	$ (335,565)	$ 813,930	$ 246,363	$ 1,060,293